UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2014
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 -                                        UNALLOCATED RESERVE AND DISTRIBUTIONS

The Trustees have determined that the unallocated cash and U.S. government securities portion of the Unallocated Reserve should be maintained at a prudent level, usually within the range of $500,000 to $1,000,000, to meet present or future liabilities of the Trust.  Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently anticipated that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees expect to occur in subsequent quarters.

As of January 31, 2014 and January 31, 2013, the unallocated cash and U.S. government securities portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2014	January 31, 2013
Cash and U.S. Government Securities	$8,435,591	$7,373,331
Distribution Payable	7,478,406	6,428,805

Unallocated Cash and U.S. Government Securities	$957,185	$944,526

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2013 to January 31, 2014 is as follows:

Unallocated Reserve, January 31, 2013	$1,182,222

Net Income, twelve months ended January 31, 2014	21,056,289
Distributions Declared	(21,254,417)

Unallocated Reserve, January 31, 2014	$984,094

The Trustees determine the level of distributions on a quarterly basis after receiving notification from Northshore as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust.  As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by Northshore, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2014, 2013, and 2012, the Trustees distributed cash payments totaling $20,204,816 ($1.540 per Unit), $34,046,426 ($2.595 per Unit), and $31,750,424 ($2.42 per Unit), respectively. In addition, in January 2014 the Trustees declared a distribution of $0.57 per Unit of beneficial interest, which was paid in February 2014.